Related Party Transactions - Schedule of Compensation For Key Management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	$ 3,796	$ 3,828	$ 2,454
Severance (included in salaries)	0	0	60
Share-based expense expense	912	386	928
Director compensation (included in salaries)	237	275	343
Related party transaction, due from (to) related party	$ 4,945	$ 4,489	$ 3,785